TRANSACTIONS AND BALANCES WITH INTERESTED AND RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

	Year ended December 31,
	2025	2024	2023
	USD in thousands
Subcontracted work and consulting (*)	61	140	436
Share-based payments	-	-	16
	61	140	452

(*)	See Note 8(A).

B.	Balances with Magna:

	As of December 31,
	2025	2024
	USD in thousands
Other account receivables	-	6
Other account payables (*)	-	-
	-	6

(*)	See Note 8(A).